INCOME TAXES (Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (60,249)	$ (57,316)	$ (62,067)
Foreign	16,460	8,747	8,553
Loss before taxes on income	$ (43,789)	$ (48,569)	$ (53,514)